================================================================================

INVESTMENT ADVISER Value Line, Inc.                           ------------------
                   220 East 42nd Street                       SEMI-ANNUAL REPORT
                   New York, NY 10017-5891                    ------------------
                                                                JUNE 30, 2003
DISTRIBUTOR        Value Line Securities, Inc.                ------------------
                   220 East 42nd Street
                   New York, NY 10017-5891

CUSTODIAN BANK     State Street Bank and Trust Co.
                   225 Franklin Street
                   Boston, MA 02110

SHAREHOLDER        State Street Bank and Trust Co.
SERVICING AGENT    c/o NFDS
                   P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT        PricewaterhouseCoopers LLP                  THE VALUE LINE
ACCOUNTANTS        1177 Avenue of the Americas                 CASH FUND, INC.
                   New York, NY 10036

LEGAL COUNSEL      Peter D. Lowenstein, Esq.
                     Two Sound View Drive, Suite 100
                   Greenwich, CT 06830

DIRECTORS          Jean Bernhard Buttner
                   John W. Chandler
                   Frances T. Newton
                   Francis C. Oakley
                   David H. Porter
                   Paul Craig Roberts
                   Marion N. Ruth
                   Nancy-Beth Sheerr

OFFICERS           Jean Bernhard Buttner
                   CHAIRMAN AND PRESIDENT
                   Bradley T. Brooks
                   VICE PRESIDENT
                   Charles Heebner
                   VICE PRESIDENT
                   David T. Henigson                               [LOGO]
                   VICE PRESIDENT AND                            VALUE LINE
                   SECRETARY/TREASURER                            No-Load
                   Joseph Van Dyke                                 Mutual
                   ASSISTANT SECRETARY/TREASURER                   Funds
                   Stephen La Rosa
                   ASSISTANT SECRETARY/TREASURER

AN INVESTMENT IN THE VALUE LINE CASH FUND, INC. IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                         #526699

THE VALUE LINE CASH FUND, INC.

                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

We are pleased to send you this Value Line Cash Fund semi-annual report for the six months ended June 30, 2003. The total net assets of your Fund at the end of June were $236 million; the average maturity of the Fund's holdings was 50 days.

The Cash Fund's annualized yield for the six months ended June 30, 2003 was 0.50% versus the Fund's peer group return of 0.52%, as compiled by Lipper Analytical Services (1). For the 7-day and the 30-day periods ended June 30th, the Fund's yield was 0.28% and 0.34%, respectively. Given our focus on credit quality, the Fund's performance continues to successfully fulfill its investment objective of securing as high a level of current income as is consistent with liquidity and preservation of capital.

We continue to maintain the majority (80%) of the Fund's holdings in U.S. Government and Agency securities and first-tier corporate securities. (First-tier securities refer to those assigned the highest short term rating by at least two nationally recognized ratings organizations -- for example, P-1 by Moody's Investor Service and A-1 by Standard & Poor's Corporation.) At present, we are not considering any new holdings rated below the first-tier level. In addition to our focus on first-tier securities, in evaluating corporate securities we also look for a minimum Safety Rank of 3 and a Financial Strength Rating of B or higher, according to THE VALUE LINE INVESTMENT SURVEY.

The domestic economy stabilized in the first half of this year, and given the amount of fiscal and monetary stimulus from the recently approved tax cut package and the latest lowering of the Federal Funds rate to a 45-year low of 1.00%, we are looking for the beginning of a nascent recovery in the second half of this year. We expect the Federal Reserve Board to leave the Fed Funds rate (the rate at which banks borrow and lend excess reserves to each other) unchanged for the rest of this year. Please see our accompanying "Economic Observations" insert for our current thinking on the economy and interest rates.

Thank you for investing with us.


                                                        Sincerely,

                                                       /s/ Jean Bernhard Buttner

                                                       Jean Bernhard Buttner
                                                       CHAIRMAN AND PRESIDENT


August 22, 2003


--------------------------------------------------------------------------------
(1) LIPPER MONEY MARKET FUNDS INVEST IN HIGH QUALITY FINANCIAL INSTRUMENTS RATED IN TOP TWO GRADES WITH DOLLAR-WEIGHTED AVERAGE MATURITIES OF LESS THAN 90 DAYS, AND INTEND TO KEEP A CONSTANT NAV. AN INVESTMENT CANNOT BE MADE IN A PEER GROUP AVERAGE.

--------------------------------------------------------------------------------
2

                                                  THE VALUE LINE CASH FUND, INC.

CASH FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which had been proceeding at an uninspiring pace for the better part of two years, showed a bit more spirit in the second quarter of this year, as the nation's gross domestic product increased at a modest 2.4% rate, pushed forward by a selective recovery in manufacturing, by strong housing demand, and by improving retail sales. True, there were still pockets of weakness around, most notably in the employment area, where non-farm payrolls declined further and the unemployment rate climbed above 6%. Overall, though, the economic picture at the end of the opening half was a lot brighter than it had been at the start of the year, when talk of a possible double-dip recession was still being heard.

Now, as we make our way through the second half of 2003, we are starting to see evidence of a further improvement in business activity, with both the retail and manufacturing sectors strengthening even more, albeit still selectively, while housing remains resilient. The weak link in the recovery chain is still the employment situation, which, at best, is starting to show signs of stability following months of steady erosion. The ongoing support of the Federal Reserve, which continues to maintain its low-interest-rate policies, along with the earlier passage of a tax cut and fiscal stimulus package, should provide the additional help needed by the economy to push GDP growth up into the 3.5% to 4% range during the second half of the year.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery trail over the next several years, some increase in pricing pressures may emerge. Absent a stronger long-term business recovery than we now envision, or a resumption of the earlier sharp rise in oil and gas prices stemming from a surprisingly long conflict in the Middle East, inflation should remain in check through the latter years of this decade. Long-term interest rates, which have moved higher recently, as the economy has perked up, should stabilize at modestly higher levels over the next several years.







--------------------------------------------------------------------------------

THE VALUE LINE CASH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                                                 MATURITY       VALUE
 (IN THOUSANDS)                                                                YIELD+         DATE     (IN THOUSANDS)
----------------                                                           -------------   ---------- ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (49.5%)
    $  3,000      Federal Home Loan Banks ................................       1.38        5/11/04      $  3,000
       3,000      Federal Home Loan Banks ................................       1.27        6/25/04         3,000
       4,000      Student Loan Marketing Association .....................       2.60         7/2/03         4,000
       3,125      Student Loan Marketing Association .....................       1.40(1)     2/20/04         3,125
      10,000      Student Loan Marketing Association .....................       1.22(1)     8/27/04        10,007
      25,000      United States Treasury Bills ...........................       1.11        9/18/03        24,939
      18,140      United States Treasury Bills ...........................       0.00        9/25/03        18,090
       4,049      United States Treasury Bills ...........................       1.09        10/2/03         4,038
      12,000      United States Treasury Bills ...........................       1.14        10/9/03        11,962
       5,000      United States Treasury Bills ...........................       1.16        10/9/03         4,984
      12,000      United States Treasury Bills ...........................       1.17       10/16/03        11,958
      10,000      United States Treasury Bills ...........................       1.18       10/23/03         9,963
       8,000      United States Treasury Bills ...........................       1.08       11/28/03         7,964
------------                                                                                              --------
     117,314      TOTAL U. S. GOVERNMENT AND AGENCY OBLIGATIONS ..........                                 117,030
------------                                                                                              --------

COMMERCIAL PAPER (30.4%)
                  AUTO & TRUCK (5.1%)
       6,000      American Honda Finance .................................       1.10        7/10/03         5,998
       6,000      Toyota motor Credit Corp. ..............................       1.03        7/10/03         5,999
------------                                                                                              --------
      12,000                                                                                                11,997
------------                                                                                              --------
                  BEVERAGE -- SOFT DRINK (2.5%)
       6,000      Coca-Cola. Co. .........................................       1.13         9/9/03         5,994
------------                                                                                              --------
                  CHEMICAL -- BASIC (2.6%)
       6,000      Du Pont E.I. de Nemours & Co. ..........................       1.03         7/7/03         5,999
------------                                                                                              --------
                  DRUG (2.5%)
       6,000      Merck & Co., Inc .......................................       0.94         8/6/03         5,994
------------                                                                                              --------
                  EDUCATIONAL SERVICES (2.5%)
       6,000      President & Fellows Harvard Co .........................       1.12         9/9/03         5,987
------------                                                                                              --------
                  ELECTRIC UTILITY -- EAST (2.5%)
       6,000      Florida Power & Light Co ...............................       1.00        7/18/03         5,997
------------                                                                                              --------
                  INDUSTRIAL SERVICES (2.5%)
       6,000      Cintas Corp. ...........................................       0.99        7/23/03         5,997
------------                                                                                              --------

--------------------------------------------------------------------------------
4

                                                  THE VALUE LINE CASH FUND, INC.

                                                                   JUNE 30, 2003
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                                                                       MATURITY        VALUE
(IN THOUSANDS)                                                                      YIELD+          DATE     (IN THOUSANDS)
----------------                                                                -------------   ------------ ---------------
                  NEWSPAPER (5.1%)
    $  6,000      Knight Ridder Inc ...........................................       1.13         7/28/03       $  5,995
       6,000      New York Times Co., Inc .....................................       1.23         7/15/03          5,997
    --------                                                                                                     --------
      12,000                                                                                                       11,992
    --------                                                                                                     --------
                  RECREATION (2.5%)
       6,000      Harley-Davidson Dealer Funding. .............................       1.10         7/24/03          5,996
    --------                                                                                                     --------
                  TELECOMMUNICATION SERVICES (2.6%)
       6,000      Bellsouth Corp ..............................................       0.93         7/18/03          5,997
    --------                                                                                                     --------
      72,000      TOTAL COMMERCIAL PAPER ......................................                                    71,950
    --------                                                                                                     --------

TAXABLE MUNICIPAL SECURITIES (9.1%)
                  Mississippi Business Financial Corp., Industrial Development
                     Revenue Bonds, Series 1994, (Bryan Foods, Inc. Project)
       7,000         Gtd. Sara Lee Corp. (Weekly Put.).........................      1.45(1)        7/1/03*         7,000
------------                                                                                                     --------
                  Northern California Power Agency Revenue Bonds, Hydroelectric
       4,000         Project 1-A, (Weekly Put) ................................      0.95(1)        7/1/03*         4,000
------------                                                                                                     --------
                  State of Texas, Veterans Housing Assistance, Refunding Bonds,
       6,475         Series 1994 A-2, Pledge Pledge (Weekly Put.) .............      1.40(1)        7/1/03*         6,475
------------                                                                                                     --------
                  Washington State Public Power Supply, Revenue Bonds, Project
       4,000         No. 2, Series 2A-2 (Weekly Put), .........................      0.90(1)        7/1/03*         4,000
------------                                                                                                     --------
      21,475      TOTAL TAXABLE MUNICIPAL SECURITIES ..........................                                    21,475
------------                                                                                                     --------
    $210,789      TOTAL INVESTMENTS (89.0%)
------------       (AMORTIZED COST $210,455) ..................................                                  $210,455
                                                                                                                 --------





--------------------------------------------------------------------------------

THE VALUE LINE CASH FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                     JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                                                                VALUE
                                                                                                            (IN THOUSANDS
    PRINCIPAL                                                                                                  EXCEPT
     AMOUNT                                                                                                   PER SHARE
 (IN THOUSANDS)                                                                                                AMOUNT)
----------------                                                                                           --------------
REPURCHASE AGREEMENTS (11.1%)
(INCLUDING ACCRUED INTEREST)
    $  13,100     Collateralized by U.S. Treasury Bonds, $13,416,582 87/8%, due 8/15/17 value $8,663,000
                     (with UBS Warburg, LLC, 1.10%, dated 6/30/03, due 7/1/03 delivery value of
                     $13,129,859) ........................................................................    $ 13,100
       13,100     Collateralized by U.S. Treasury Bonds, $13,363,293 75/8%, due 2/15/25 value $9,230,000
-------------        (with Morgan Stanley Dean Witter & Co., Inc. .94%, dated 6/30/03, due 7/1/03 delivery
                     value of $13,100,831) ...............................................................      13,100
-------------                                                                                                 --------
    $  26,200     TOTAL REPURCHASE AGREEMENTS (11.1%)
-------------        (AMORTIZED COST $26,200).............................................................      26,200
                                                                                                              --------
                  EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%) ...............................        (318)
                                                                                                              --------
                  NET ASSETS (100.0%) ....................................................................    $236,337
                                                                                                              ========
                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ...................    $   1.00
                                                                                                              ========

+ RATE FREQUENCY FOR FLOATING RATE NOTES AT JUNE 30, 2003: (1) WEEKLY. THE RATE
  SHOWN ON FLOATING RATE AND DISCOUNT SECURITIES REPRESENTS THE YIELD AT THE END OF THE REPORTING PERIOD.

* THE MATURITY DATE SHOWN IS THE DATE OF THE NEXT INTEREST RATE CHANGE.






SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6

                                                  THE VALUE LINE CASH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES              STATEMENT OF OPERATIONS FOR THE
AT JUNE 30, 2003                                 SIX MONTHS ENDED JUNE 30, 2003
(UNAUDITED)                                      (UNAUDITED)
--------------------------------------------------------------------------------

                                                       DOLLARS
                                                    (IN THOUSANDS
                                                     EXCEPT PER
                                                    SHARE AMOUNT)
                                                    -------------
ASSETS:
Investment securities, at value
   (Amortized cost - $210,455) .................      $ 210,455
Repurchase agreements
   (Cost - $ 26,200) ...........................         26,200
Cash ...........................................            113
Receivable for capital shares sold .............            175
Interest receivable ............................            126
                                                      ---------
  TOTAL ASSETS .................................        237,069
                                                      ---------
LIABILITIES:
Payable for capital shares repurchased .........            509
Accrued expenses:
   Advisory fee ................................             79
   Service and distribution plan fee ...........             52
   Other .......................................             92
                                                      ---------
  TOTAL LIABILITIES ............................            732
                                                      ---------
NET ASSETS .....................................      $ 236,337
                                                      =========
NET ASSETS:
Capital Stock, at $.10 par value
   (authorized 2 billion shares,
   outstanding 236,382,112 shares) .............      $  23,638
Additional paid-in capital .....................       212,703
Accumulated net realized loss
   on investments ..............................             (4)
                                                      ----------
  NET ASSETS ...................................      $ 236,337
                                                      =========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ...........................      $    1.00
                                                      =========


                                                      DOLLARS
                                                   (IN THOUSANDS)
                                                   --------------
INVESTMENT INCOME:
Interest .......................................      $   1,786
                                                      ---------
EXPENSES:
Advisory fee ...................................            530
Service and distribution plan fee ..............            331
Transfer agent fees ............................            112
Audit and legal fees ...........................             26
Registration and filing fees ...................             20
Postage ........................................             20
Custodian fees .................................             20
Printing .......................................             12
Directors' fees and expenses ...................             10
Other ..........................................             25
                                                      ---------
     Total Expenses before
        Custody Credits ........................          1,106
     Less: Custody Credits .....................             --
                                                      ---------
     NET EXPENSES ..............................          1,106
                                                      ---------
NET INVESTMENT INCOME ..........................      $     680
                                                      ---------
NET REALIZED LOSS ..............................      $      (4)
NET INCREASE IN NET ASSETS FROM
   OPERATIONS ..................................      $     676
                                                      =========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE CASH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
AND THE YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                               JUNE 30, 2003    DECEMBER 31,
                                                                (UNAUDITED)         2002
                                                               -------------    ------------
                                                                  (DOLLARS IN THOUSANDS)
OPERATIONS:
 Net investment income ......................................   $     680       $    3,775
 Net realized (loss) gain on investments ....................          (4)              10
                                                                ---------       ----------
 Net increase in net assets from operations .................         676            3,785
                                                                ---------       ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ......................................        (680)          (3,775)
                                                                ---------       ----------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares ...........................     414,504          770,373
 Net proceeds from reinvestment of dividends ................         680            3,775
                                                                ---------       ----------
                                                                  415,184          774,148
 Cost of shares repurchased .................................    (458,633)        (911,121)
                                                                ---------       ----------
 Net decrease in net assets from capital share transactions..     (43,449)        (136,973)
                                                                ---------       ----------
TOTAL DECREASE IN NET ASSETS ................................     (43,453)        (136,963)
NET ASSETS:
 Beginning of period ........................................     279,790          416,753
                                                                ---------       ----------
 End of period ..............................................   $ 236,337       $  279,790
                                                                =========       ==========









SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8

                                                  THE VALUE LINE CASH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2003
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Value Line Cash Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund's investment objective is to secure as high a level of current income as is consistent with preservation of capital and liquidity.

The following summary of significant accounting policies is in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities held by the Fund are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. The rule requires that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount, including accrued interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) SECURITY TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. In computing net investment income, premiums and discounts on portfolio securities are amortized. Realized gains and losses on securities transactions are determined on the identified cost method.

(D) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute, on a daily basis, all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.


2. DIVIDENDS, DISTRIBUTIONS TO SHAREHOLDERS AND CAPITAL SHARE TRANSACTIONS
The Fund earns interest daily on its investments and distributes daily on each day the Fund is open for business all of its net investment income. Net realized gains, if any, will be distributed once a year. Earnings for Saturdays, Sundays and holidays are paid as a dividend on the next business day. All such distributions are automatically credited to shareholder accounts in additional shares at net asset value of the day declared.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued to shareholders in reinvestment of dividends declared, and shares repurchased, are equal to the dollar

--------------------------------------------------------------------------------

THE VALUE LINE CASH FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 2003
--------------------------------------------------------------------------------

amounts shown in the Statement of Changes in Net Assets for the corresponding capital share transactions.


3. TAX INFORMATION

At June 30, 2003 the aggregate cost of investments in securities and repurchase agreements for federal income tax purposes is approximately $236,655,000. At June 30, 2003, there is no unrealized appreciation or depreciation of investments.

The tax character of the distributions paid during the six months ended June 30, 2003 and fiscal year ended December 31, 2002 were from ordinary income.


4. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES, AND TRANSACTIONS
   WITH AFFILIATES

An advisory fee of $529,843 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2003. This was computed at an annual rate of 4/10 of 1% per year of the average daily net asset value of the Fund during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $331,152 were paid or payable to the Distributor under this Plan for the six months ended June 30, 2003.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 35,526,129 shares of the Fund's capital stock, representing 15.03% of the outstanding shares at June 30, 2003. In addition, certain officers and directors of the Fund owned 1,622,748 shares of the Fund, representing 0.69% of the outstanding shares.



--------------------------------------------------------------------------------
10

                                                  THE VALUE LINE CASH FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                 SIX MONTHS
                                    ENDED
                                JUNE 30, 2003                            YEARS ENDED DECEMBER 31,
                                -------------      ------------------------------------------------------------------
                                 (UNAUDITED)         2002           2001          2000           1999          1998
                                -------------      --------       --------      --------       --------      --------
NET ASSET VALUE, BEGINNING
 OF PERIOD ...................... $  1.000         $  1.000       $  1.000      $  1.000       $  1.000      $  1.000
                                  --------         --------       --------      --------       --------      --------
 Net investment income ..........    0.003            0.011          0.034         0.058          0.048         0.051
 Dividends from net
   investment income ............   (0.003)          (0.011)        (0.034)       (0.058)        (0.048)       (0.051)
                                  --------         --------       --------      --------       --------      --------
 Change in net asset value ......      --                --             --            --             --            --
                                  --------         --------       --------      --------       --------      --------
NET ASSET VALUE, END OF PERIOD .. $  1.000         $  1.000       $  1.000      $  1.000       $  1.000      $  1.000
                                  ========         ========       ========      ========       ========      ========
TOTAL RETURN ....................     0.25%+           1.06%          3.37%         5.80%          4.82%         5.06%
                                  ========         ========       ========      ========       ========      ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ................. $236,337         $279,790       $416,753      $379,225       $364,899      $317,311
Ratio of expenses to average
 net assets .....................     0.84%*(1)        0.78%(1)       0.78%(1)      0.67%(1)       0.55%(1)      0.57%
Ratio of net investment income
 to average net assets ..........     0.50%*           1.06%          3.32%         5.64%          4.70%         4.93%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY FEES WAIVED AND REIMBURSEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY FEES WAIVED AND REIMBURSEMENT WOULD HAVE BEEN .84%, .78%, .78%, .67% AND .52% RESPECTIVELY, AS OF JUNE 30, 2003, DECEMBER 31, 2002, DECEMBER 31, 2001, DECEMBER 31, 2000 AND DECEMBER 31, 1999.

 + NOT ANNUALIZED

 * ANNUALIZED


SEE NOTES TO FINANCIAL STATEMENTS.
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

THE VALUE LINE CASH FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
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1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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